Post-retirement benefits - Assumptions (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Mar. 31, 2016
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years	65 years
Long-term improvement rate of Mortality Projections Model			1.00%
Pension schemes | UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	3.20%	3.20%	3.10%	2.60%
Rate of increase in salaries (as a percent)				0.00%
Rate of increase in pensions in payment (as a percent)	3.00%	3.00%	2.90%	2.85%
Discount rate - defined benefit obligation (as a percent)	2.80%	2.80%	2.50%
Discount rate - interest cost	2.40%	2.40%	2.50%
Discount rate - service cost	2.50%	2.50%	2.70%
Member who will transfer out (as a percentage)	30.00%	30.00%
Reduction in liabilities due to transfers	£ 53	$ (70)
Weighted average duration of the post-retirement scheme obligations	16 years	16 years
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring in 2017 (2016)
Post-retirement benefits
Life expectancy assumption	23 years 2 months 12 days	23 years 2 months 12 days	23 years 8 months 12 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036)
Post-retirement benefits
Life expectancy assumption	24 years 8 months 12 days	24 years 8 months 12 days	24 years 9 months 18 days
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	1.10%	1.10%	2.20%
Rate of increase in salaries (as a percent)	2.00%	2.00%	3.10%
Rate of increase in pensions in payment (as a percent)	1.10%	1.10%	1.10%
Discount rate - defined benefit obligation (as a percent)	3.00%	3.00%	3.00%
Discount rate - interest cost	2.50%	2.50%	2.70%
Discount rate - service cost	2.90%	2.90%	3.50%
Weighted average duration of the post-retirement scheme obligations	15 years	15 years
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members retiring in 2017 (2016)
Post-retirement benefits
Life expectancy assumption	22 years 2 months 12 days	22 years 2 months 12 days	20 years 9 months 18 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036)
Post-retirement benefits
Life expectancy assumption	22 years 9 months 18 days	22 years 9 months 18 days	23 years
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members retiring in 2017 (2016)
Post-retirement benefits
Life expectancy assumption	21 years 10 months 24 days	21 years 10 months 24 days	21 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in 2037 (2036)
Post-retirement benefits
Life expectancy assumption	23 years 7 months 6 days	23 years 7 months 6 days	23 years 7 months 6 days